OPERATING LEASE	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
OPERATING LEASE

NOTE 9 – OPERATING LEASE

The Company previously had an operating lease for its principal executive office in Bridgewater, New Jersey. As of December 31, 2025, the Company had no remaining lease commitments.

In November 2022, the Company signed a Sublease Agreement (the “Sublease”) to sublease approximately 5,755 square feet of office space (the “Leased Premises”) in Bridgewater, New Jersey through September 30, 2023. Following the termination of the Sublease, the Company signed a Lease Agreement (the “Master Lease”) to lease the Leased Premises through September 30, 2025. The Company recorded a right of use asset of $0.2 million and liability of $0.3 million at the commencement date of the Master Lease on October 1, 2023. The Master Lease was subsequently extended to October 31, 2025, and the Company vacated the premises and terminated the lease effective November 1, 2025. Since November 1, 2025, the Company operates on a fully remote model with co-working space rented on a month-to-month basis as required.

The components of lease expense are as follows:

	Year ended December 31,
(in thousands)	2025	2024
Operating lease expense	$95	$126
Short-term lease expense	13	—
Variable lease expense	10	10
Total lease expense	$118	$136

Variable lease expense primarily consists of utility and other common area maintenance (“CAM”) charges. Lease expense is included within general and administrative expenses on the consolidated statements of operations and comprehensive loss.

Supplemental operating cash flows information is as follows:

	Year ended December 31,
(in thousands)	2025	2024
Operating leases	$112	$126

Supplemental consolidated balance sheet information related to leases is as follows:

(in thousands)	December 31, 2024
Operating lease right-of-use assets	$93
Operating lease liabilities	$99
Weighted average remaining lease term	0.75
Weighted average discount rate	8.00%